     THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                          [PACIFIC CAPITAL FUNDS LOGO]


                                  May   , 2000

                            ------------------------

                          Ultra Short Government Fund
                            ------------------------

                              Class A and Class B
                                 Retail Shares

                                    Class Y
                              Institutional Shares

                   The Securities and Exchange Commission has
                   not approved the shares described in this
                prospectus or determined whether this prospectus
                 is accurate or complete. Anyone who tells you
                        otherwise is committing a crime.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                        icon
Carefully review this                             3  Ultra Short Government Fund
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                        icon
Review this section for                           6  Ultra Short Government Fund
details on the Fund's                             6  Main Risks
investment strategies and
risks.

                                                FUND MANAGEMENT

                                        icon
Review this section for                           7  The Investment Adviser
details on the people and                         7  Portfolio Managers
organizations who oversee                         7  The Distributor and Administrator
the Fund.

                                                SHAREHOLDER INFORMATION

                                        icon
Review this section for                           8  Pricing of Fund Shares
details on how shares are                         9  Purchasing and Adding to Your Shares
valued, how to purchase,                         15  Selling Your Shares
sell and exchange shares,                        18  Distribution Arrangements/Sales Charges
related charges, and                             23  Exchanging Your Shares
payments of dividends and                        24  Dividends, Distributions and Taxes
distributions.

 icon
            RISK/RETURN SUMMARY AND FUND EXPENSES  ULTRA SHORT GOVERNMENT
            FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              High current income consistent with preservation of capital

    PRINCIPAL                         The Fund invests primarily in short-term debt securities
    INVESTMENT STRATEGIES             issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and in short-term investment grade
                                      corporate debt securities issued by U.S. companies and state and local government issuers. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. To achieve greater price stability than a long-term or intermediate-term bond fund, the Fund's portfolio securities will have effective
                                      maturities of less than three years at the time of purchase.
                                      The Fund focuses on maintaining the "duration" or interest rate sensitivity of its overall investment portfolio between
                                      50% and 150% of a one-year U.S. Treasury note, and varies
                                      within that range from time to time in response to actual
                                      and expected interest rate and economic changes.

    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of the Fund's
                                      investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose
                                      money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the duration of the Fund's investment portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may
                                      also decline in response to events affecting the issuer or its credit rating.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking :
                                      - guaranteed safety of principal
                                      - income that is not subject to federal income tax
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    RISK/RETURN SUMMARY AND FUND EXPENSES     ULTRA SHORT GOVERNMENT FUND
-

                                            FEES AND EXPENSES
                                    The fees and expenses for each Class are based upon the estimated operating expenses of that Class for the fiscal period ended July 31, 2000. (The Fund commenced operations on May 31, 2000.)

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   Y SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              1.75%(1,4)   None(4)    None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)   None(2)    5.00%(3)     None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   Y SHARES
                                                Management fee(*)                    0.40%      0.40%      0.40%
                                                Distribution (12b-1) fee             0.75%(*)   1.00%      0.00%
                                                Other expenses(*)                    0.65%      0.65%      0.65%
                                                Total Fund operating expenses(*)     1.80%      2.05%      1.05%

                                     * Until August 1, 2002, the Advisor has
                                     agreed to limit the Management fee and
                                     reimburse Other expenses so combined they do not exceed 0.40%. The Distributor is limiting the 12b-1 fees for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS AND REIMBURSEMENTS WOULD BE 0.65%, 1.40%, AND 0.40% FOR CLASS A, B AND Y SHARES, RESPECTIVELY.

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

As an investor in the Ultra
   Short Government Fund, you
   will pay the following
   fees and expenses.
   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of The Asset
   Management Group of Bank
   of Hawaii, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE
Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").

   RISK/RETURN SUMMARY AND FUND EXPENSES      ULTRA SHORT GOVERNMENT FUND
-

                                            EXPENSE EXAMPLE

                                                                                           1      3
                                                                                        YEAR   YEARS
                                                CLASS A SHARES                          $355   $731
                                                CLASS B SHARES
                                                  Assuming redemption                   $708   $943
                                                  Assuming no redemption                $208   $643
                                                CLASS Y SHARES                          $107   $334

                                     After approximately eight years, Class B shares will automatically convert to Class

                                     A shares.
Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.
Currently, the Class B shares of
   the Fund are not being
   offered to the public.
PERFORMANCE INFORMATION
Because this Fund has been
   operating for less than one
   calendar year, performance
   information is not included.

 icon
            INVESTMENT OBJECTIVES, POLICIES AND RISKS

-

 ULTRA SHORT GOVERNMENT FUND

   The Ultra Short Government Fund seeks to provide you with current income consistent with preservation of capital.


   Normally, the Fund invests primarily in short-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and in short-term investment grade corporate debt securities issued by U.S. companies and state and local government issuers. The Fund can also invest in other kinds of debt instruments of domestic issuers, and can use certain investment techniques for the purpose of cash flow management.


   To achieve greater price stability than a long-term or intermediate-term bond fund, the Fund invests in portfolio securities which have effective maturities of less than three years at the time of purchase. The Fund focuses on maintaining the "duration" or interest rate sensitivity of its overall investment portfolio between 50% and 150% of a one-year U.S. Treasury note. The Fund seeks to increase its duration to take advantage of expected declines in short-term interest rates, and to decrease its duration when it expects short-term rates to increase.

-  MAIN RISKS

   DEBT SECURITIES. The values of the debt securities held by the Fund fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase, although these fluctuations are less for intermediate and long-term securities. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Fund are direct obligations of the U.S. Government.


   The Fund generally only acquires securities that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization or are unrated obligations that the Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security declines after the Fund buys it, or it is no longer rated, the Adviser will decide whether the Fund should continue to hold the security.



   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Fund will invest in the obligations of such instrumentalities only when the Adviser believes that the credit risk is minimal.

 icon
            FUND MANAGEMENT
-

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii (the "Adviser"), 111 S. King Street, Honolulu, Hawaii 96813, formerly known as Pacific Century Trust, is the adviser for the Fund. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii is among the top 50 trust firms in the United States based on assets under management and oversees more than $13 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $8 billion of these assets.



   For these advisory services, the Adviser will receive fees at the annual rate of up to .40% of the Fund's average daily net assets.


-  PORTFOLIO MANAGERS


   Management of the Fund is coordinated by the Adviser's investment unit, which is staffed with more than 40 people, including seven Chartered Financial Analysts and six M.B.A.'s. All management decisions with respect to the Fund are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Fund.



   Edward Haik, Vice President at The Asset Management Group of Bank of Hawaii, is the portfolio manager for the Fund. Mr. Haik has nine years prior experience in the investment industry, his most recent four years at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch. Mr. Haik earned a Bachelor of Arts degree from Holy Cross College in 1988.


-  THE DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services, LP ("BISYS") is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

 icon
            SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   NAV is calculated by adding
   the total value of the
   Fund's investments and
   other assets attributable
   to Class A, B or Y shares,
   subtracting its liabilities
   attributable to Class A, B
   or Y shares, and then
   dividing that figure by the
   number of outstanding Class
   A, B or Y shares of the
   Fund:
              NAV =
   Total Assets - Liabilities

  ------------------------------------------------------------------------------
        Number of Shares
           Outstanding

   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.

   ---------------------------
The price of the Fund's shares is based on its per share net asset value
                                          ("NAV"). The NAV for Class A, B or Y
                                          shares of the Fund is determined and
                                          its shares are priced at the close of
                                          regular trading on the New York Stock
                                          Exchange (normally at 4 p.m. Eastern
                                          time) on days the Exchange is open.
                                          Your order will be priced at the next
                                          NAV calculated after your order is
                                          accepted by the Fund (plus any
                                          applicable sales charge).
The Fund's securities are valued at current market prices except for debt obligations with remaining maturities
                                          of 60 days or less which are valued at
                                          amortized cost. If market quotations
                                          are not available, securities will be
                                          valued by a method that the Board of
                                          Trustees believes accurately reflects
                                          fair value.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES

                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                      $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                        $250           $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                        $100           $50

                                     All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.
                                     The Fund may waive its minimum purchase
                                     requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Fund reserves the right to suspend or modify the continuous offering of its shares.

You can purchase the Fund
   through the Pacific
   Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of the Adviser, which
   may charge additional
   fees and may require
   higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.


   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   The Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the Fund on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130
   BY OVERNIGHT SERVICE
   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.
                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH), which may take up
                                                      to eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   AUTO INVEST PLAN

   You can make automatic investments in the Fund from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

   To Invest Regularly from Your Bank Account:

   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
      J your bank name, address, and account number
      J the amount you want to invest automatically (minimum $50)
      J how often you want to invest (monthly or quarterly)

   2) Attach a voided personal check.

   To Invest Regularly from Your Pay Check or Government Check:
   Call 800-258-9232 for an enrollment form.

   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Fund also reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares.

   SHAREHOLDER INFORMATION
-

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS Y SHARES

   Class Y shares are sold by the Distributor, BISYS. Only institutions (including Bank of Hawaii and its affiliated and correspondent banks) ("Institutions") acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at such Institutions are eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts.

   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchange Privileges and Conversion Feature" below.

   Qualified accounts maintained by or on behalf of certain persons ("Customers") by an Institution may purchase Class Y shares of the Funds through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by an Institution and its Customer are invested by BISYS in shares of a Fund.

   No sales charge (load) is imposed at the time you purchase or sell Class Y shares. Depending upon the terms of your Customer account, an Institution may charge your account fees for services provided in connection with investment in the Funds. The Institution will provide you with information concerning these services and any charges.

   -----------------------------------------------------------------------------
   AVOID 31% TAX WITHHOLDING

   A Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS Y SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail investment slip and check to:
     Pacific Capital Funds
     P.O. Box 182130
   Columbus, OH 43218-2130
   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   3. Send to: Pacific Capital Funds, c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH), which may take up
                                                      to eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- Y SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
                                  CONTINGENT DEFERRED SALES CHARGE
                                  When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within one year of a purchase of $1 million or more.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges"

                                  below for details.
You can sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received.

   If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - your Fund and account number
        - amount you want to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

     1. See instruction 1 above.

     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must select this option on your account application.

   The Fund may charge a wire transfer fee. Note: Your financial institution may also charge a separate fee.

   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will normally be credited within 8 days. Otherwise, it will normally take up to 9 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your Class A shares account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION
-

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN
   WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
     - You ask us to make the check payable to someone who is not the owner of the account
     - You ask us to mail the check to an address that is not the address on your account
     - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
     - The redemption proceeds exceed $50,000

   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   TELEPHONE REDEMPTIONS


   The Fund makes every effort to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.


   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.
-

   SHAREHOLDER INFORMATION
-

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

-  DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

     TYPES OF CHARGES            CLASS A                            CLASS B                           CLASS Y
     Sales Charge (Load)         Front-end sales charge (at the     No front-end sales charge. You    None
                                 time of your purchase); reduced    may incur a contingent deferred
                                 sales charges are available.(1)    sales charge on shares redeemed
                                                                    within six years after
                                                                    purchase; shares automatically
                                                                    convert to Class A shares after
                                                                    8 years.
     Distribution (12b-1)        Subject to annual distribution     Subject to annual distribution    None
     Fees                        fees of up to .75% of the          fees of up to 1.00% of the
                                 Fund's net assets.                 Fund's net assets.
     Fund Expenses               Lower annual expenses then         Higher annual expenses than       Lower annual expenses
                                 Class B shares, and higher than    Class A and Class Y shares.       than
                                 Class Y shares.                                                      Class A and
                                                                                                      Class B shares.

     TYPES OF CHARGES
     Sales Charge (Load)
     Distribution (12b-1)
     Fees
     Fund Expenses

   (1) You may incur a contingent deferred sales charge on shares sold within one year of a purchase of $1 million or more.
                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGE

   CLASS A SHARES

   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates and commissions paid to investment representatives are as follows:

                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $100,000                       1.75%             1.78%            1.58%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              1.25%             1.27%            1.13%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              0.80%             0.81%            0.72%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            0.50%             0.51%            0.45%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Fund for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Fund for individual sales over $5 million.

   The Distributor reserves the right to pay the entire sales charge to dealers. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                    YEARS          CDSC AS A % OF
                                                                    SINCE           DOLLAR AMOUNT
                                                                  PURCHASE        SUBJECT TO CHARGE
                                                                     0-1                5.00%
                                                                     1-2                4.00%
                                                                     2-3                3.00%
                                                                     3-4                3.00%
                                                                     4-5                2.00%
                                                                     5-6                1.00%
                                                                 more than 6            None

   If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Your Class B shares automatically convert to Class A shares of the Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
    - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
    - You will not pay any sales charge, fees or taxes when your shares convert.
    - If you purchased Class B shares of the Fund which you exchanged for Class B shares of another Pacific Capital Fund, or vice versa, we will calculate your holding period from the time of your original purchase of Class B shares.
CLASS B SHARES
The Distributor sells Class B
   shares at NAV, without any
   up-front sales charge.
   Therefore, all the money you
   invest is used to purchase
   Fund shares. However, if you
   sell your Class B shares of
   the Fund before the sixth
   anniversary of purchase, you
   will have to pay a contingent
   deferred sales charge at the
   time of sale. The CDSC will be
   based on the lower of the NAV
   at the time of purchase or the
   NAV at the time of sale
   according to the schedule to
   the right. There is no CDSC on
   reinvested dividends or
   distributions. Imposition of
   the CDSC and the distribution
   fee on Class B shares is
   limited by the NASD
   asset-based sales charge rule.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE
   REDUCTIONS
   You may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. You can combine accounts of multiple Pacific Capital Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:


    - Current and retired trustees, directors, employees, and family members of the Trust, the Advisor and its affiliates or any other organization that provides services to the Trust.



    - Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom The Asset Management Group of Bank of Hawaii provides custodial services).


    - Investors who purchase shares of the Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    - Other investment companies distributed by the Distributor.

    - Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

    - Investors who purchase shares with the proceeds from the recent redemption of Class Y Shares of the Trust.

      BISYS must be notified in writing by you or your financial institution at the time the purchase is made. A copy of your account statement showing the redemption must accompany the notice.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A or B shares of the Fund and decide to reinvest in the Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The Distributor will waive the CDSC under certain circumstances, including the following:

    - If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

    - If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    - If the redemption represents the minimum required distribution from a retirement plan.

    - If the shares being redeemed were purchased with reinvested dividends and distributions.

   See the Statement of Additional Information for other possible fee waivers.

   DISTRIBUTION (12B-1) FEES AND SHAREHOLDER SERVICING FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

    - The 12b-1 fees paid by the Fund vary by share class as follows:

      1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

      2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by the Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your
   shares in the Fund for
   shares of the same class of
   another Pacific Capital
   Fund, usually without
   paying additional sales
   charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. Class Y
   shareholders may also
   exchange their shares for
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as Investment
   Advisor. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.

   You must meet the minimum
   investment requirements for
   the fund into which you are
   exchanging.

   NOTES ON EXCHANGES
     - When exchanging from a Fund
       that has no sales charge or a
       lower sales charge to a Fund
       with a higher sales charge,
       you will pay the difference.
     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.
     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.
     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges from one Pacific Capital Fund to another are taxable. You can make exchanges by sending a written
                                            request to Pacific Capital Funds,
                                            P.O. Box 182130, Columbus, OH
                                            43218-2130, or by calling
                                            800-258-9232. Please provide the
                                            following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your social security number)

  - Dollar value or number of shares you are exchanging

  - The name of the Pacific Capital Fund from which the exchange is to be made
  - The name of the Pacific Capital Fund into which the exchange is being made See "Selling Your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Fund due to market timing strategies, exchange activity may be
                                            limited to four substantial
                                            exchanges within one calendar year
                                            period. The Fund may also refuse any
                                            exchange order.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Fund's net investment income is paid to its shareholders monthly. Its net capital gains are distributed to shareholders annually. Dividends payable on Class A shares of the Fund are generally more than on Class B shares because Class B shares have higher distribution expenses. Dividends payable on Class Y shares of the Fund are generally more than on Class A or B shares, because Class Y shares have no distribution expenses.

   We automatically reinvest all income dividends and capital gains distributions in additional shares of the same Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES

   Dividends generally are taxable as ordinary income. Taxes on capital gains distributed by the Fund vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Fund may incur foreign income taxes in connection with some of its foreign investments. Certain of these taxes may be credited to shareholders.


   To the extent that at least 50% of the Fund is invested in obligations, the interest from which are exempt from income tax under Federal Law, the Fund will be able to pay out a portion of its dividends free of federal income tax to the shareholders.

   SHAREHOLDER INFORMATION

   HAWAII TAX INFORMATION


   To the extent that at least 50% of the Fund is invested in obligations, the interest from which are exempt from Hawaii income tax under Hawaii or Federal law, the Fund will be able to pay out a portion of its dividends free of Hawaii income tax to the shareholders who are Hawaii residents.


   Dividends and distributions made by the Fund to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Fund, but you will be subject to taxes of other states and localities.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain detailed information on the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Pacific Capital Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual/Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

- At no charge from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7454.

5/31
PCP 0030